Exhibit 99.1

Verizon 2019-B

Monthly Investor Report

Collection Period	Initial Cutoff Date through	July 2019
Payment Date		08/20/2019
Report Month		1

I. Original Deal Parameters

	Initial Pool Balance	Initial Adjusted Pool Balance	Initial Number of Receivables	Weighted Average Remaining Installments at Initial Cutoff Date (in months)
Receivables	$1,346,174,562.76	$1,253,966,652.32	2,168,784	19.6

Offered Notes	Issuance Note Balance		Note Interest Rate	Final Maturity Date
Class A1-a Note	$855,000,000.00		2.33%	12/20/2023
Class A1-b Note	$145,000,000.00		One-Month LIBOR + 0.45%	12/20/2023
Class B Note	$69,000,000.00		2.40%	12/20/2023
Class C Note	$53,300,000.00		2.60%	12/20/2023

Total	$1,122,300,000.00

II. Class A-1b Note Interest Calculation

Interest
LIBOR Determination Date	06/12/2019
One-Month LIBOR for Interest Period	2.42385%	(1)
Spread over One-Month LIBOR	0.45%
Note Interest Rate	2.87385%
Note Balance at the beginning of the Interest Period	$145,000,000.00
Days in the Interest Period	69
Note Monthly Interest	$798,690.81
Interest Rate Cap
One-Month LIBOR for Interest Period	2.42385%
Cap Rate	2.75000%
One-Month LIBOR in excess of Cap Strike Rate	No
Notional Amount of Cap	$145,000,000.00
Days in the Interest Period	69
Cap Payment	$0.00

(1)	An interpolated rate based on the number of days in the initial period.

Verizon 2019-B

Monthly Investor Report

Collection Period	Initial Cutoff Date through	July 2019
Payment Date		08/20/2019
Report Month		1

III. Available Funds

Collections (Excluding Temporarily Excluded Receivables)
Payments (scheduled and delinquent)	$130,771,858.11
Prepayments in Full	$5,491,022.01
Less: Supplemental Servicing Fee, Collections on Acquired Receivables, and Collections on Written-Off Receivables	$0.00
Sub-total	$136,262,880.12

Other
Acquisition Amounts (repurchases)	$3,239,723.03
Credit Payments	$1,833,995.88
Upgrade Payments	$334,207.09
Any amounts deposited by the Class A Certificateholder to acquire the Receivables*	$0.00
Negative Carry Account Draw Amount, and related amounts**	$0.00
Reserve Account Draw Amount, and related amounts***	$0.00
Cap Payment	$0.00
Sub-total	$5,407,926.00

Available Funds	$141,670,806.12

*	Includes Optional Acquisition, Clean-up Redemption, and Optional Redemption.
**

Deposits into the Collection Account from the Negative Carry Account and, on the first Payment Date during the Amortization Period, the entire amount on deposit in the Negative Carry Account and the Acquisition Account.

***	Any amount in excess of the Required Reserve Amount remaining on deposit in the Reserve Account after withdrawing the Reserve Account Draw Amount from the Reserve Account.

Verizon 2019-B

Monthly Investor Report

Collection Period	Initial Cutoff Date through	July 2019
Payment Date		08/20/2019
Report Month		1

IV. Distribution

	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture Trustee Fee	$1,000.00	$1,000.00	$0.00	$0.00	$141,669,806.12
Owner Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$141,668,556.12
Asset Representations Reviewer Fee	$416.67	$416.67	$0.00	$0.00	$141,668,139.45
Expenses of the Trustees and Asset Representations Reviewer	$0.00	$0.00	$0.00	$0.00	$141,668,139.45
Servicing Fee	$1,306,215.26	$1,306,215.26	$0.00	$0.00	$140,361,924.19
Class A-1a Note Accrued Note Interest	$3,762,950.00	$3,762,950.00	$0.00	$0.00	$136,598,974.19
Class A-1b Note Accrued Note Interest	$798,690.81	$798,690.81	$0.00	$0.00	$135,800,283.38
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$135,800,283.38
Class B Note Interest	$312,800.00	$312,800.00	$0.00	$0.00	$135,487,483.38
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$135,487,483.38
Class C Note Interest	$261,762.22	$261,762.22	$0.00	$0.00	$135,225,721.16
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$135,225,721.16
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$135,225,721.16
Accelerated Note Balances	$0.00	$0.00	$0.00	$0.00	$135,225,721.16
Additional Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$135,225,721.16
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$135,225,721.16
Acquisition Deposit Amount	$125,265,379.11	$125,265,379.11	$0.00	$0.00	$9,960,342.05
Negative Carry Deposit Amount	$0.00	$0.00	$0.00	$0.00	$9,960,342.05
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$9,960,342.05
Additional Fees and Expenses of the Trustees and	$0.00	$0.00	$0.00	$0.00	$9,960,342.05
Asset Representations Reviewer
Additional Issuer Expenses	$0.00	$0.00	$0.00	$0.00	$9,960,342.05
Equity Interest to the Certificateholders	$9,960,342.05	$9,960,342.05	$0.00	$0.00	$0.00

Total	$141,670,806.12	$141,670,806.12	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$0.00
Accelerated Note Balances	$0.00

Total	$0.00

Verizon 2019-B

Monthly Investor Report

Collection Period	Initial Cutoff Date through	July 2019
Payment Date		08/20/2019
Report Month		1

V. Noteholder Payments

	Note Balance Payment	Interest Payment	Make Whole Payment	Total Payment
Class A-1a Note	$0.00	$3,762,950.00	$0.00	$3,762,950.00
Class A-1b Note	$0.00	$798,690.81	$0.00	$798,690.81
Class B Note	$0.00	$312,800.00	$0.00	$312,800.00
Class C Note	$0.00	$261,762.22	$0.00	$261,762.22

Total	$0.00	$5,136,203.03	$0.00	$5,136,203.03

	Note Balance per $1,000 of Notes	Interest Payment per $1,000 of Notes	Make Whole Payment per $1,000 of Notes	Total Payment per $1,000 of Notes
Class A-1a Note	$1,000.00	$4.40	$0.00	$4.40
Class A-1b Note	$1,000.00	$5.51	$0.00	$5.51
Class B Note	$1,000.00	$4.53	$0.00	$4.53
Class C Note	$1,000.00	$4.91	$0.00	$4.91

Total	$1,000.00	$4.58	$0.00	$4.58

	As of Prior Payment Date		As of Current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a Note	$855,000,000.00	1.00	$855,000,000.00	1.00
Class A-1b Note	$145,000,000.00	1.00	$145,000,000.00	1.00
Class B Note	$69,000,000.00	1.00	$69,000,000.00	1.00
Class C Note	$53,300,000.00	1.00	$53,300,000.00	1.00

Total	$1,122,300,000.00	1.00	$1,122,300,000.00	1.00

Verizon 2019-B

Monthly Investor Report

Collection Period	Initial Cutoff Date through	July 2019
Payment Date		08/20/2019
Report Month		1

VI. Reconciliation of Pool Balance and Pool Information

Pool Balance at beginning of Collection Period		$1,346,174,562.76
Less: Collections, Prepayments in Full, Credit Payments, and Upgrade Payments		$138,431,083.09
Less: Acquired Receivables		$3,494,185.43
Less: Write Offs		$735,984.27
Plus: Principal Balance of Additional Receivables at Cutoff Date		$134,696,489.62
Pool Balance at end of Collection Period		$1,338,209,799.59

	End of Prior Period	End of Period
Pool Balance (last day prior Collection Period)	$1,346,174,562.76	$1,338,209,799.59
Less: Temporarily Excluded Receivables	$0.00	$0.00
Less: YSOC Amount	$92,207,910.44	$84,242,876.89

Adjusted Pool Balance	$1,253,966,652.32	$1,253,966,922.70

Weighted Average Remaining Installments (in months)	19.6	17.8
Number of Receivables Outstanding	2,168,784	2,372,364

VII. Overcollateralization Information

	End of Prior Period		End of Period
Adjusted Pool Balance		$1,253,966,652.32		$1,253,966,922.70
Greater of (i) and either (ii) or (iii)
(i) 1.00% of the Adjusted Pool Balance as of the Closing Date	1.00%	$12,539,666.52	1.00%	$12,539,666.52
(ii) (Note Balance / (1 - 10.50%)) - Note Balance (Passing Floor Credit Enhancement Composition Tests)	10.50%	$131,666,498.49	10.50%	$131,666,480.45
(iii) (Note Balance / (1 - 13.50%)) - Note Balance (Failing Floor Credit Enhancement Composition Tests)	13.50%	$175,156,647.40	13.50%	$175,156,647.40

Overcollateralization Target Amount	10.50%	$131,666,498.49	10.50%	$131,666,480.45

Excess Receivables (Adjusted Pool Balance - Note Balance - Overcollateralization Target Amount)		$153.83		$442.25

VIII. Reconciliation of Reserve Account

Beginning of Period Reserve Account Balance	$12,539,666.52
Add: Reserve Deposit Amount	$0.00
Less: Reserve Account Draw Amount	$0.00

End of Period Reserve Account Balance	$12,539,666.52

Required Reserve Amount	$12,539,666.52

Verizon 2019-B

Monthly Investor Report

Collection Period	Initial Cutoff Date through	July 2019
Payment Date		08/20/2019
Report Month		1

IX. Reconciliation of Acquisition Account

Beginning of Period Acquisition Account Balance	$0.00
Add: Acquisition Deposit Amount	$125,265,379.11
Less: Aggregate Additional Receivables Cash Transfer Amount	$125,265,379.11
Less: Amounts Deposited into Certificate Distribution Account	$0.00

End of Period Acquisition Account Balance	$0.00

X. Reconciliation of Negative Carry Account

Beginning of Period Negative Carry Account Balance	$0.00
Add: Negative Carry Deposit Amount	$0.00
Less: Negative Carry Account Draw Amount	$0.00

End of Period Negative Carry Account Balance	$0.00

Required Negative Carry Amount	$0.00

XI. Write Offs and Delinquent Receivables

	Number of Receivables	Amount	% of End of Period Pool Balance
Written-Off Receivables in Current Collection Period	1,295	$735,984.27	0.06%
Cumulative Gross Written-Off Receivables through Preceding Collection Period	0	$0.00

Cumulative Gross Written-Off Receivables for all Collection Periods	1,295	$735,984.27

Delinquent Receivables:
1 - 30 Days Delinquent	419,701	$248,863,754.36	20.68%
31 - 60 Days Delinquent	26,875	$15,933,873.35	1.32%
61 - 90 Days Delinquent	6,732	$4,064,643.60	0.34%
91 - 120 Days Delinquent	318	$207,102.59	0.02%
Over 120 Days Delinquent	84	$59,932.38	0.00%

Total Delinquent Receivables at the End of Collection Period	453,710	$269,129,306.28	22.36%

Ratio of Aggregate Principal Balance of Written-Off Receivables to the Beginning of Collection Period Pool Balance:
Second Preceding Collection Period			0.00%
Preceding Collection Period			0.00%
Current Collection Period			0.05%
Sum of the three above multiplied by four			0.22%

Ratio of Aggregate Principal Balance of Receivables 91+ Days Delinquent to the End of Collection Period Pool Balance:
Second Preceding Collection Period			0.00%
Preceding Collection Period			0.00%
Current Collection Period			0.02%
Three Month Average			0.01%

Verizon 2019-B

Monthly Investor Report

Collection Period	Initial Cutoff Date through	July 2019
Payment Date		08/20/2019
Report Month		1

XII. Monthly Amortization Event Tests

		Ratio	In Compliance?
1)	Failure in paying Accrued Note Interest on any Payment Date	N/A	Yes

2)	Failure in depositing Required Reserve Amount and Required Negative Carry Amount	N/A	Yes

3)	For any Payment Date, the sum of the percentages for each of the prior three Collection Periods calculated as the aggregate Principal Balance of Written-Off Receivables during each such Period divided by the aggregate Pool Balance as of the first day of each such Period, multiplied by four, exceeds 10%	0.22%	Yes

4)	For any Payment Date, the sum of the percentages for each of the prior three Collection Periods calculated as the aggregate Principal Balance of all Receivables that are 91 days or more Delinquent at the end of each such Period divided by the aggregate Pool Balance as of the last day of each such Period, divided by three, exceeds 2.00%	0.01%	Yes

5)	The Adjusted Pool Balance is less than 50% of the aggregate Note Balance of the Notes	112%	Yes

6)	On any Payment Date, the amount of Overcollateralization for the Notes does not equal the Overcollateralization Target Amount; provided, that if the Overcollateralization Target Amount is not reached on any Payment Date solely due to a change in the Overcollateralization Target Amount percentage, such an event will not constitute an “Amortization Event” unless the Overcollateralization Target Amount is not reached by the third month after the related Payment Date	N/A	Yes

7)	Occurence of a Servicer Termination Event	N/A	Yes

8)	Occurence of an Event of Default	N/A	Yes

Verizon 2019-B

Monthly Investor Report

Collection Period	Initial Cutoff Date through	July 2019
Payment Date		08/20/2019
Report Month		1

Supplemental Report Regarding Additional Receivables Acquired by the Issuer

XIII. Additional Receivables Acquired by the Issuer

	Acquisition Date	Number of Receivables	Aggregate Principal Balance
First Additional Receivables acquired in the Collection Period	08/20/2019	224,904	$134,696,489.62
Second Additional Receivables acquired in the Collection Period

Acquisition Tests
In Compliance
Compliance with the Pool Composition Tests (excluding Temporarily Excluded Receivables) upon Acquisition	Yes
Compliance with the Credit Enhancement Tests upon Acquisition	Yes

XIV. Pool Composition Tests

		In Compliance
		Prior to Purchase	With Purchase	In Compliance
1)	The weighted average FICO® Score of the Obligors with respect to the Receivables (excluding Obligors for which FICO® Scores are not available) is at least 685	706	707	Yes

2)	Receivables with Obligors for which FICO® Scores are unavailable represent no more than 5.00% of the Pool Balance	2.36%	2.67%	Yes

3)	Receivables with Obligors that have less than 12 months of Customer Tenure with Verizon Wireless represent no more than 28.00% of the Pool Balance	15.76%	15.92%	Yes

4)	Receivables with Obligors that have 7 months or more, but less than 24 months of Customer Tenure with Verizon Wireless represent no more than 15.00% of the Pool Balance	8.30%	8.26%	Yes

5)	Receivables with Obligors that have 60 months or more of Customer Tenure with Verizon Wireless represent at least 50.00% of the Pool balance	60.58%	60.55%	Yes

6)	Receivables with Obligors that have less than 12 months of Customer Tenure with Verizon Wireless and (i) for which FICO® Scores are not available or (ii) that have FICO® Scores below 650 represent no more than 10.00% of the Pool Balance	7.50%	7.61%	Yes

7)	Receivables with Obligors that have 12 months or more, but less than 60 months of Customer Tenure with Verizon Wireless and (i) for which FICO® Scores are not available or (ii) that have FICO® Scores below 650 represent no more than 55.00% of the aggregate principal balance of all Receivables with Obligors that 12 months or more, but less than 60 months of Customer Tenure with Verizon Wireless	41.24%	41.39%	Yes

8)	Receivables with Obligors that have 60 months or more of Customer Tenure with Verizon Wireless and (i) for which FICO® Scores are not available or (ii) that have FICO® Scores below 650 represent no more than 30.00% of the aggregate principal balance of all Receivables with Obligors that have 60 months or more of Customer Tenure with Verizon Wireless	22.57%	22.65%	Yes

Verizon 2019-B

Monthly Investor Report

Collection Period	Initial Cutoff Date through	July 2019
Payment Date		08/20/2019
Report Month		1

XV. Floor Credit Enhancement Composition Tests

		In Compliance
		Prior to Purchase	With Purchase	In Compliance
1)	The weighted average FICO® Score of the Obligors with respect to the Receivables (excluding Obligors for which FICO® Scores are not available) is at least 700	706	707	Yes

2)	Receivables with Obligors for which FICO® Scores are unavailable represent no more than 4.50% of the Pool Balance	2.36%	2.67%	Yes

3)	Receivables with Obligors that have less than 12 months of Customer Tenure with Verizon Wireless represent no more than 22.00% of the Pool Balance	15.76%	15.92%	Yes

4)	Receivables with Obligors that have 7 months or more, but less than 24 months of Customer Tenure with Verizon Wireless represent no more than 12.00% of the Pool Balance	8.30%	8.26%	Yes

5)	Receivables with Obligors that have 60 months or more of Customer Tenure with Verizon Wireless represent at least 55.00% of the Pool Balance	60.58%	60.55%	Yes

6)	Receivables with Obligors that have less than 12 months of Customer Tenure with Verizon Wireless and (i) for which FICO® Scores are not available or (ii) that have FICO® Scores below 650 represent no more than 10.00% of the Pool Balance	7.50%	7.61%	Yes

7)	Receivables with Obligors that have 12 months or more, but less than 60 months of Customer Tenure with Verizon Wireless and (i) for which FICO® Scores are not available or (ii) that have FICO® Scores below 650 represent no more than 50.00% of the aggregate principal balance of all Receivables with Obligors that 12 months or more, but less than 60 months of Customer Tenure with Verizon Wireless	41.24%	41.39%	Yes

8)	Receivables with Obligors that have 60 months or more of Customer Tenure with Verizon Wireless and (i) for which FICO® Scores are not available or (ii) that have FICO® Scores below 650 represent no more than 27.50% of the aggregate principal balance of all Receivables with Obligors that have 60 months or more of Customer Tenure with Verizon Wireless	22.57%	22.65%	Yes

Verizon 2019-B

Monthly Investor Report

Collection Period	Initial Cutoff Date through	July 2019
Payment Date		08/20/2019
Report Month		1

XVI. Pool Characteristics as of Most Recent Cutoff Date

		Prior to Purchase	With Purchase
Cutoff Date		31-May-2019	31-Jul-2019
Number of Receivables		2,147,460	2,372,364
Pool Balance		$1,203,513,309.97	$1,338,209,799.59
Average Monthly Payment		$31.26	$31.17
Average Principal Balance		$560.44	$564.08
Weighted Average Remaining Installments (in months)		17.5	17.8
Customer Tenure	0-12 Months	15.76%	15.92%
	7-24 Months	8.30%	8.26%
	60+ Months	60.58%	60.55%
Geographic Concentration
	Largest state	CA / 10.81%	CA / 10.79%
	2nd Largest State	TX / 6.14%	TX / 6.08%
	3rd Largest State	NY / 5.93%	NY / 6.00%
Weighted Average non zero FICO® Scores		706	707
Receivables with Obligors with less than 12 months of Customer Tenure with Verizon Wireless and a FICO® Score below 650 (inclusive of Obligors without a FICO® Score)		7.50%	7.61%

Receivables with Obligors that have 12 months or more, but less than 60 months of Customer Tenure with Verizon Wireless, and FICO® Scores below 650 (inclusive of Obligors without a FICO® Score) as a percentage of Obligors that have 12 months or more, but less than 60 months of Customer Tenure with Verizon Wireless		41.24%	41.39%

Receivables with Obligors with 60 months or more of Customer Tenure with Verizon Wireless and FICO® Scores below 650 (inclusive of Obligors without a FICO® Score) as a percentage of Obligors with 60 months or more of Customer Tenure with Verizon Wireless		22.57%	22.65%

Obligor without a FICO® score		2.36%	2.67%

XVII. Upgrades

	Current Period	To Date
Number of Receivables Upgraded	725	725
Principal Balance of Receivables Upgraded	$334,207.09	$334,207.09
Upgrade Payments	$22,312.22	$22,312.22
Failure by Marketing Agent to Make Upgrade Payment	No	No

XVIII. Asset Representation Review

Aggregate Principal Balance of 60-Day Delinquent Receivables as a Percentage of the Aggregate Balance of Receivables as of the end of the Collection Period	0.36%

Delinquency Trigger	5.00%

Verizon 2019-B

Monthly Investor Report

Collection Period	Initial Cutoff Date through	July 2019
Payment Date		08/20/2019
Report Month		1

Pursuant to Regulation RR, the sponsor, either directly or through its majority-owned affiliates, is required to retain an economic interest, which equals at least 5% of the sum of the fair value of the Notes and the Certificates on the Closing Date, in the credit risk of the Receivables. On the Closing Date, Verizon DPPA True-up Trust, a majority-owned affiliate of the Sponsor, retained the Certificates. The fair value of the notes and the certificates, recalculated as of the Closing Date, are summarized below. The totals in the table may not sum due to rounding:

	Fair Value	Fair Value (as a percentage)
Notes	$1,122,235,556	88.61%
Certificates	$144,292,015	11.39%

Total	$1,266,527,571	100.00%

Verizon 2019-B

Monthly Investor Report

Collection Period	Initial Cutoff Date through	July 2019
Payment Date		08/20/2019
Report Month		1

On and as of the Payment Date to which this Monthly Investor Report related, the Servicer hereby certifies that the information in the Monthly Investor Report is accurate in all material respects.

Cellco Partnership, as Servicer

Dated: August 16, 2019

By:	/s/ Kee Chan Sin
Name: Kee Chan Sin
Title: Vice President and Assistant Treasurer